Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2025	2024

	(in US$’000)
Current	24,971	23,372
Non-current	68,189	59,434
	93,160	82,806

Schedule of maturities of bank borrowings

	December 31,
	2025	2024

	(in US$’000)
Not later than 1 year	24,971	23,372
Between 1 to 3 years	14,153	6,426
Between 3 to 4 years	14,572	8,033
Between 4 to 5 years	15,405	12,049
Later than 5 years	24,059	32,926
	93,160	82,806